CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Convertible preferred stock, authorized shares	0	68,521,000
Convertible preferred stock, shares issued	0	66,330,000
Convertible preferred stock, shares outstanding	0	66,330,000
Convertible preferred stock, liquidation preference		$ 27,997
Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.000001	$ 0.000010
Preferred stock, authorized shares	100,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock
Common stock, par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, authorized shares	1,095,000,000
Class A common stock
Common stock
Common stock, authorized shares	1,000,000,000	0
Common stock, shares issued	10,071,000	0
Common stock, shares outstanding	10,071,000	0
Class B common stock
Common stock
Common stock, authorized shares	95,000,000	130,000,000
Common stock, shares issued	29,060,000	10,884,000
Common stock, shares outstanding	29,060,000	10,884,000